Income Taxes (Current and Deferred) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Deferred tax assets	€ 1,136	€ 1,020	€ 993
Deferred tax liabilities	(192)	€ (262)	(265)
Total	€ 944		€ 728